Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Sep. 18, 2017
Document Effective Date	Sep. 18, 2017
Prospectus Date	Sep. 18, 2017
Congress Small Cap Growth Fund | Retail Class
Prospectus:
Trading Symbol	CSMVX
Congress Small Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CSMCX